Trade and other receivables - Summary of Trade and Other Receivables, Amounts Falling Due After More Than One Year (Detail) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Trade and other non-current receivables [abstract]
Prepayments	£ 1.7	£ 2.2	£ 2.8
Accrued income			22.8
Fair value of derivatives			6.3
Other debtors	142.3	135.4	150.8
Trade and other receivables	£ 144.0	£ 137.6	£ 182.7